Note 8 - Advance to Suppliers	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of advances to suppliers [text block]

8.    Advance to suppliers

On December 31, 2024, the Company had outstanding balances for advances with domestic and foreign suppliers in the amount of $13,992 ($7,062 on December 31, 2023), for the acquisition of operating consumables.